Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		¥ 726	$ 111	¥ 1,594
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		3,438	527	3,564
Amounts due to related parties, current:
Amounts due to related parties, current		1,324	203	2,231
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		3,543	543	3,846
Trip
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	22	3	96
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	50	8	49
Du Xiaoman
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	306	47	737
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[3]	3,398	521	3,391
Amounts due to related parties, current:
Amounts due to related parties, current	[4]	489	75	973
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[5]	3,216	493	3,430
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[6]	186	29	301
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[7]	40	6	173
Amounts due to related parties, current:
Amounts due to related parties, current	[8]	610	93	484
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[9]	2		6
Investee A [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[10]			345
Amounts due to related parties, current:
Amounts due to related parties, current	[11]			476
Investee B [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[12]	175	27	249
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[12]	325	50	410
Investee C [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[13]	¥ 212	$ 32	¥ 115

[1]	The balances mainly represent amounts arising from services the Company provided to Trip.
[2]	The balances mainly represent amounts arising from services provided by Trip.
[3]	The balances represent non-trade long-term loans due from Du Xiaoman with interest rates ranging from 0.00% to 0.50% in 2020, and amounts arising from services the Company provided to Du Xiaoman.
[4]	The balance represents amount due to Du Xiaoman arising from services provided by Du Xiaoman to the Company in the ordinary course of business and non-trade loans provided by Du Xiaoman with interest rates of nil in 2020.
[5]	The balances mainly represent non-trade interest-free long-term loans provided by Du Xiaoman.
[6]	The balances mainly represent amounts arising from services the Company provided to its investees in ordinary course of business.
[7]	The balance consists of amount due from the Company’s investees in the ordinary course of business.
[8]	The balances mainly represent amounts arising from services including advertising services and licensing of content assets provided by the Company’s investees and non-trade amounts payable for acquiring the equity interest of the Company’s investees.
[9]	The balance represents mainly deferred revenue relating to the future services to be provided by the Company to investees.
[10]	The balance mainly represents a non-trade interest-bearing loan provided to Investee A, which was an equity investee as of December 31, 2019. The Company acquired Investee A on July 16, 2020, and accordingly, all corresponding outstanding balance has been eliminated in the consolidated balance sheet.
[11]	The balances mainly represent amounts arising from hardware products purchased from Investee A, and a non-trade interest-bearing loan provided by the Investee A, as of December 31, 2019. The Company acquired Investee A on July 16, 2020, and accordingly, all corresponding outstanding balances have been eliminated in the consolidated balance sheet.
[12]	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Investee B which is an equity method investee.
[13]	The balances mainly represent amounts arising from services including online marketing services and cloud services the Company provided to Investee C.